CONCENTRATIONS OF RISK	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE – 13 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the six months ended September 30, 2022 and 2023, there were no individual customer accounts contributing 10% or more of the Company’s revenues.

Most of the customers are located in Hong Kong. The following table sets out a breakdown of our revenue by geographic locations of our clients for the six months ended September 30, 2022 and 2023:

	Six Months ended September 30,
	2022	2023	2023
	HKD	HKD	USD

Hong Kong	$5,924,582	$4,479,661	$574,316
Singapore	275,984	598,261	76,700

Total:	$6,200,566	$5,077,922	$651,016

(a)	Major vendors

For the six months ended September 30, 2022, there were no individual vendors accounts for 10% or more of the Company’s direct cost and its outstanding payable balances as at year-end dates. For the six months ended September 30, 2023, the vendor who accounted for 10% or more of the Company’s direct cost and its outstanding payable balances as at year end date, is presented as follows:

	Six Months ended September 30, 2023		September 30, 2023
Vendor	Operating cost	Percentage of direct cost	Accounts payable
	HKD		HKD

Vendor A	$516,131	15%	$205,767

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 AND 2023

Most of the vendors are located in Hong Kong.

(b)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents, accounts and other receivable. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD500,000 (approximately USD64,102) if the bank with which an individual/a company hold its eligible deposit fails. As of September 30, 2023, cash balance of HKD143,788 (USD18,434) was maintained at financial institutions in Hong Kong, of which none of the cash balance was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, the Company determines, on a continuing basis, the probable losses and sets up an allowance for doubtful accounts based on the estimated realizable value. The Company has adopted a policy of only dealing with creditworthy counterparties. The Company performs ongoing credit evaluation of its counterparties’ financial condition and generally do not require a collateral. The Company also considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

The Company has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 90 days, default of interest due for more than 365 days or there is significant difficulty of the counterparty. To minimize credit risk, the Company has developed and maintained its credit risk grading to categorize exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Company’s own trading records to rate its major customers and other debtors.

As of March 31, 2023 and September 30, 2023, there was 1 single customer whose account receivable balance is amounted to 12% of the total consolidated amounts.

(c)	Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

(d)	Economic and political risk

The Company’s major operations are conducted in Hong Kong and Singapore. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 AND 2023

(e)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to USD on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(f)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.

NOTE – 12 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the years ended March 31, 2022 and 2023, there were no individual customer accounts for 10% or more of the Company’s revenues and its outstanding receivable balances as at year-end dates.

Most of the customers are located in Hong Kong.

(a) Major vendors

For the year ended March 31, 2022, the vendor who accounted for 10% or more of the Company’s direct cost and its outstanding payable balances as at year end date, is presented as follows:

	Year ended March 31, 2022		March 31, 2022
Vendors	Operating cost	Percentage of direct cost	Accounts payable
	HKD		HKD

Ranger	$2,973,970	40%	$1,275,045

For the year ended March 31, 2023, there is no individual vendor who accounted for 10% or more of the Company’s direct cost.

Most of the vendors are located in Hong Kong.

(b) Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents, accounts and loans receivable. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD500,000 (approximately USD64,126) if the bank with which an individual/a company hold its eligible deposit fails. As of March 31, 2022 and 2023, cash balance of HKD420,582 and HKD530,206 was maintained at financial institutions in Hong Kong, of which none of the cash balance was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, the Company determines, on a continuing basis, the probable losses and sets up an allowance for doubtful accounts based on the estimated realizable value. The Company has adopted a policy of only dealing with creditworthy counterparties. The Company performs ongoing credit evaluation of its counterparties’ financial condition and generally do not require a collateral. The Company also considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

The Company has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 90 days, default of interest due for more than 365 days or there is significant difficulty of the counterparty. To minimize credit risk, the Company has developed and maintained its credit risk grading to categorize exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Company’s own trading records to rate its major customers and other debtors.

As of March 31, 2022 and 2023, there was no single customer whose account receivable balance is amounted to 10% or more of the total consolidated amounts.

(c) Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

(d) Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(e) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to USD on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(f) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.

(g) Risk from Coronavirus (“COVID-19”)

The ongoing outbreak of the novel coronavirus (COVID-19) has spread rapidly to many parts of the world. Since March 2020, the World Health Organization declared the COVID-19 as a pandemic. The resulting impact of the pandemic on the operations and measures such as movement control and safe-distancing measures taken by various governments to contain the pandemic have to a certain extent, continued to affect the Company’s business activities have been disrupted. This is particularly due to travel restrictions in the Asian region.

There is still significant uncertainty over the future development of the outbreak as to the duration of the pandemic and the global situation remains very fluid at the date of these financial statements approved. Management is closely monitoring the Company’s businesses activities and has taken certain measures to ensure the Company has sufficient working capital to continue providing services to the ultimate holding company and to settle all its obligations.

Potential impact to the Company’s results of operations for 2023 will also depend on economic impact due to the pandemic and if any future resurgence of the virus globally, which are beyond the Company’s control. There is no guarantee that the Company’s revenues will grow or remain at a similar level year over year in 2023.